PAYROLL AND RELATED BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Payroll And Related Benefits
Schedule of payroll and related benefits

	2023	2022	2021
Wages and salaries	4,550.2	4,496.1	4,162.6
Social security contributions	1,322.3	1,239.7	1,016.0
Other personnel costs	970.7	1,075.9	1,076.1
Increase in liabilities for defined benefit plans	145.6	157.8	178.2
Share-based payments	333.4	311.6	391.5
Contributions to defined contribution plans	91.3	82.0	74.1
	7,413.5	7,363.1	6,898.5

Schedule of payroll expenses and related benefits

	2023	2022	2021
Cost of sales	2,629.6	2,510.4	2,247.9
Distribution expenses	1,289.9	1,396.3	1,286.8
Commercial expenses	1,321.3	1,504.8	1,480.9
Administrative expenses	1,907.6	1,798.7	1,699.1
Net finance costs	114.3	107.8	115.6
Other operating (income)/expenses	(1.3)	1.5	-
Exceptional items	152.1	43.6	68.2
	7,413.5	7,363.1	6,898.5